Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of summary of option activity
	2015
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	85,835	$15.65
Granted	—	—
Exercised	(24,715)	15.65
Forfeited or expired	—	—

Outstanding, end of year	61,120	$15.65	6.25	$649,706

Exercisable, end of year	19,035	$15.65	6.25	$202,342

	2014
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	101,336	$15.63
Granted	—	—
Exercised	(15,101)	15.53
Forfeited or expired	(400)	15.65

Outstanding, end of year	85,835	$15.65	7.25	$630,887

Exercisable, end of year	23,600	$15.65	7.25	$173,460

Schedule of summary of the status of nonvested shares
	December 31, 2015
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	62,235	$4.34
Granted	—	—
Vested	(20,150)	4.34
Forfeited	—	—

Nonvested, end of year	42,085	$4.34

	December 31, 2014
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	83,185	$4.34
Granted	—	—
Vested	(20,550)	4.34
Forfeited	(400)	—

Nonvested, end of year	62,235	$4.34